Concentration of Risk and Financial Instruments	12 Months Ended
Dec. 31, 2011
Concentration of Risk and Financial Instruments [Abstract]
Concentration of Risk and Financial Instruments
Note 18 - Concentration of Risk and Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash equivalents, short-term bank deposits and trade receivables. The Company's cash equivalents are maintained with multiple high-quality institutions and the composition and maturities of investments are regularly monitored by management.

The Company relies on single source and limited source suppliers and subcontractors for a number of essential components and subsystems of its products. The Company does not have agreements with all of these suppliers and subcontractors for the continued supply of the components or subsystems they provide. An interruption in supply from these sources would disrupt production and adversely affect the Company's ability to deliver products to its customers, which could have an adverse effect on the Company's business, revenues and results of operations.

The trade receivables of the Company are derived from sales to a large number of customers, primarily large industrial corporations located mainly in Asia, the United States and Europe. The Company generally does not require collateral: however, in certain circumstances, the Company may require a letter of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.
The carrying amounts of financial instruments approximate fair value.

Liquidity:

The Company anticipates that its existing resources and cash flows from operations will be adequate to satisfy its liquidity requirements through calendar year 2012. If available liquidity will not be sufficient to meet the Company's operating and loan obligations as they come due, Management's plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company's cash requirements throughout 2012. See also Note 17 (D) and Note 17 (E).

Derivative Instruments

The Company enters into foreign exchange instruments to manage its U.S. Dollar to NIS currency exchange risks. The terms of all of these currency instruments are less than one year. The notional amounts and fair value of derivatives as of December 31, 2011 are:

	Notional amount	Fair value
	U.S. Dollars

Options

Buy put options (Buy dollars and Sell NIS)	18,100	69

Sell call options (Sell dollars and Buy NIS)	18,100	(603)

The fair value of the instruments generally reflects the estimated amounts that the Company would receive or pay upon termination of the contracts at the reporting date.

The Company's derivative instruments are measured at fair value on the measurement date using Level 2 inputs.

Such instruments had a combined fair value loss of $(819) and gain of $277 for the years ended December 31, 2011 and 2010, respectively, based on quotations from financial institutions. The Company does not apply hedge accounting. Gains /losses on these instruments are recognized in the consolidated statement of operations.